Summary of stock warrants activity (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2021 shares $ / shares
IfrsStatementLineItems [Line Items]
Balance, end of year	17,250,000	17,250,000
Warrants [Member]
IfrsStatementLineItems [Line Items]
Balance, beginning of year
Weighted average exercise price, beginning | $ / shares
Number of warrants, Issued	104,086,063	104,086,063
Weighted average price, Issued | $ / shares		$ 0.13
Balance, end of year	104,086,063	104,086,063
Weighted average exercise price, ending | (per share)	$ 0.13	$ 0.13